SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies, Changes In Accounting Policies And Errors [Abstract]
Disclosure of Company's Associates and Joint Ventures that are Equity-Accounted
The Company's associates and joint ventures that are equity-accounted include the following investments in multi-family rental properties, U.S. residential developments and Canadian residential developments:

Name	Type	Principal place of business	Country of incorporation	Ownership interest %	Voting rights %(1)

Associates
592 Sherbourne LP (The Selby)	Limited Partnership	Canada	Canada	15%	50%
57 Spadina LP (The Taylor)	Limited Partnership	Canada	Canada	30%	50%
THPAS Development JV-2 LLC	Limited Partnership	USA	USA	20%	50%

Joint ventures
WDL 3/4/7 LP (Cherry House)	Limited Partnership	Canada	Canada	33%	33%
WDL 8 LP (Maple House)	Limited Partnership	Canada	Canada	33%	33%
WDL 20 LP (Oak House)	Limited Partnership	Canada	Canada	33%	33%
DKT B10 LP (Birch House)	Limited Partnership	Canada	Canada	33%	33%
6-8 Gloucester LP (The Ivy)	Limited Partnership	Canada	Canada	47%	50%
Queen Ontario LP (ROQ City)	Limited Partnership	Canada	Canada	10%	50%
Symington LP (The Spoke)	Limited Partnership	Canada	Canada	10%	50%
KT Housing Now Six Points LP	Limited Partnership	Canada	Canada	50%	50%

(1) In respect of major decisions only.
The following associates meet the definition of an investment entity, and therefore, all of their project assets held through subsidiaries are measured at fair value.

Name	Type	Principal place of business	Country of incorporation	Ownership interest %	Voting rights %(1)		Dissolution date(2)	Remaining extension period (years)

Associates
Tricon Housing Partners US LP(3)	Limited Partnership	USA	USA	68%		68%	7/1/2022	—
Tricon Housing Partners US Syndicated Pool II LP	Limited Partnership	USA	USA	20%		50%	3/2/2024	2
Tricon Housing Partners US II LP(3),(4)	Limited Partnership	USA	USA	8%	>	50%	12/31/2023	—
Tricon Housing Partners Canada III LP(3)	Limited Partnership	Canada	Canada	10%	>	50%	3/22/2022	—
CCR Texas Equity LP	Limited Partnership	USA	USA	10%		50%	12/31/2023	1
Vistancia West Equity LP	Limited Partnership	USA	USA	7%		50%	12/31/2025	—
Conroe CS Texas Equity LP	Limited Partnership	USA	USA	10%		50%	N/A	N/A
Arantine Hills Equity LP(5)	Limited Partnership	USA	USA	7%		50%	11/06/2023	N/A
AHEquity I LP(5)	Limited Partnership	USA	USA	9%		50%	N/A	N/A
Viridian Equity LP	Limited Partnership	USA	USA	18%		50%	12/31/2027	1
McKinney Project Equity LLC	Limited Partnership	USA	USA	44%		50%	N/A	N/A
THPAS Holdings JV-1 LLC	Limited Partnership	USA	USA	11%		50%	N/A	N/A

(1) In respect of major decisions only.
(2) Dissolution date is the date on which the Investment Vehicle is required to commence its liquidation process under its constating documents and may be subject to extension either pursuant to those documents or with the consent of investors in the vehicle. Some vehicles will conduct their liquidation by operating their remaining projects through to completion with no substantive changes to the business plan.
(3) For the purposes of analysis under IFRS, it was determined that Tricon acts primarily as an agent for the benefit of its investors in these partnership entities, and thus Tricon does not control these entities in accordance with the criteria set out in IFRS 10.
(4) Tricon Housing Partners US II LP obtained a one-year extension from the limited partners of the fund during the year.
(5) During the year ended December 31, 2023, Arantine Hills Equity LP was dissolved. The Company's and its partner's interests were recapitalized into AHEquity I LP, which has no fixed dissolution date under its revised constating document.
Disclosure of Estimated Useful Lives of the Fixed Assets	All other depreciation expense is recorded on a straight-line basis over the estimated useful lives of the fixed assets, as follows:
Building                  30 years
Furniture, computer, office equipment             3-7 years
Software                        3-15 years
Vehicles and other             5-7 years

Disclosure of Interests of the Limited Partners in Subsidiaries
The interests of the limited partners in the following subsidiaries are recognized as financial liabilities in accordance with IAS 32, Financial Instruments: Presentation ("IAS 32"):

Investment Vehicle	Subsidiary	Limited partners' ownership interest %

SFR JV-1	SFR JV-1 Equity LLC	66.3%
	SFR JV-1 LP	66.3%
	SFR JV-1 REIT 1 LLC	49.5%
	SFR JV-1 REIT 2 LLC	49.5%
	SFR JV-1 Holding LP	49.5%

SFR JV-2	SFR JV-2 Equity LLC	70.7%
	SFR JV-2 LP	70.7%
	SFR JV-2 REIT 1 LLC	49.5%
	SFR JV-2 REIT 2 LLC	49.5%
	SFR JV-2 Holdings LP	49.5%

SFR JV-HD	SFR JV-HD Equity LLC	66.3%
	SFR JV-HD LP	66.3%
	SFR JV-HD REIT 1 LLC	49.5%
	SFR JV-HD REIT 2 LLC	49.5%
	SFR JV-HD Holdings LP	49.5%